Cover	12 Months Ended
Jun. 30, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-43353
Entity Registrant Name	CLINUVEL PHARMACEUTICALS LIMITED
Entity Central Index Key	0001290877
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 22
Entity Address, Address Line Two	535 Bourke Street
Entity Address, City or Town	Melbourne
Entity Address, Country	AU
Entity Address, Postal Zip Code	3000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	50,427,898
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	2233
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Clinuvel Pharmaceuticals Limited and subsidiaries (the “Company”) as of June 30, 2026, and 2025, the related consolidated statements of operations and comprehensive income, changes in shareholders’ equity, and cash flows for each of the three years in the period ended June 30, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2026, and 2025, and the results of its operations and its cash flows for each of the three years in the period ended June 30, 2026, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	GRANT THORNTON AUDIT PTY LTD
Auditor Location	Melbourne, Victoria
American Depositary Shares Each Representing One Ordinary Share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares, each representing one ordinary share
Trading Symbol	CUVL
Security Exchange Name	NASDAQ
Ordinary Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares* [1]
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Level 22
Entity Address, Address Line Two	535 Bourke Street
Entity Address, City or Town	Melbourne
Entity Address, Country	AU
Entity Address, Postal Zip Code	3000
City Area Code	+61 3
Local Phone Number	9660 4900
Contact Personnel Name	Dr. Philippe J Wolgen

[1]	Not for trading, but only in connection with the listing of the American depositary shares on The Nasdaq Stock Market LLC. Each American depositary share represents one ordinary share.